Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2025
Separate Accounts Disclosure 1 [Abstract]
Schedule of segregated fund types by percentage of investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2025 and December 31, 2024:

Type of fund	%
Money market	1 to 5
Fixed income	5 to 10
Balanced	40 to 45
Equity	45 to 50
The carrying value of investments for account of segregated fund holders for contracts classified as insurance contracts, which are the underlying items for the insurance contracts, are as follows:

As at December 31,	2025	2024
Segregated and mutual fund units	$15,628	$15,084
Equity securities	2,512	3,113
Debt securities	1,741	1,607
Cash, cash equivalents and short-term securities	302	394
Mortgages	6	7
Other assets	41	52
Total assets	20,230	20,257
Less: Liabilities arising from investing activities	122	160
Total investments for account of segregated fund holders	$20,108	$20,097

Schedule of carrying value of investments and insurance contracts held for segregated fund holders
The carrying value of investments for account of segregated fund holders for contracts classified as investment contracts are as follows:

As at December 31,	2025	2024
Segregated and mutual fund units	$144,766	$126,867
Equity securities	1,149	1,049
Debt securities	532	773
Cash, cash equivalents and short-term securities	3	3
Other	8	(3)
Total investments for account of segregated fund holders	$146,458	$128,689

Schedule of changes in insurance contracts and investment contracts for account of segregated fund holders

For years ended and as at December 31,	2025	2024
Balance, beginning of year	$128,689	$109,411
Additions to segregated funds:
Deposits	16,754	12,922
Net realized and unrealized gains (losses)	7,573	11,412
Other investment income	10,362	7,487
Total additions	34,689	31,821
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	15,976	11,718
Management fees	880	784
Taxes and other expenses	60	49
Foreign exchange rate movements	4	(8)
Total deductions	16,920	12,543
Net additions (deductions)	17,769	19,278
Balance, end of year	$146,458	$128,689
The following reconciliation illustrates the insurance contract liabilities for account of segregated fund holders by measurement component. For insurance contract liabilities for account of segregated fund holders, the entire amount is included in the estimates of PV of future cash flows. Reconciliations for the net liabilities of segregated fund insurance contracts that are not backed by investments for account of segregated fund holders are included as part of the insurance contract liabilities in Note 10.B.i.

For years ended and as at December 31,	2025	2024
Balance, beginning of year	$20,097	$19,041
Insurance finance (income) expenses	1,901	2,316
Foreign currency translation	(431)	388
Cash flows:
Premiums received	2,098	2,016
Amounts paid to policyholders and other insurance service expenses paid	(2,744)	(2,814)
Management fees, taxes and other expenses	(813)	(850)
Total cash flows	(1,459)	(1,648)
Balance, end of year	$20,108	$20,097
The following table shows the changes in the liabilities for insurance contracts for account of segregated fund holders by LRC and LIC. Reconciliations for the remainder of liabilities for segregated funds that are classified as insurance contracts are in Note 10.B.i.

For the years ended and as at December 31,	2025	2024
Net liabilities for remaining coverage:
Balances, beginning of year	$20,097	$19,041
Insurance finance (income) expenses	1,901	2,316
Foreign currency translation	(431)	388
Total changes	1,470	2,704
Cash flows:
Premiums received	2,098	2,016
Management fees, taxes and other expenses	(813)	(850)
Total cash flows	1,285	1,166
Expected investment component excluded from insurance revenue	(2,744)	(2,814)
Balances, liability for remaining coverage, end of year	$20,108	$20,097
Liability for incurred claims:
Balances, beginning of year	$—	$—
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(2,744)	(2,814)
Total cash flows	(2,744)	(2,814)
Actual investment component excluded from insurance service expense	2,744	2,814
Balances, liability for incurred claims, end of year	$—	$—
Total net insurance contract liability:
Balances, beginning of year	$20,097	$19,041
Insurance finance (income) expenses	1,901	2,316
Foreign currency translation	(431)	388
Total changes	1,470	2,704
Cash flows:
Premiums received	2,098	2,016
Amounts paid to policyholders and other insurance service expenses paid	(2,744)	(2,814)
Management fees, taxes and other expenses	(813)	(850)
Total cash flows	(1,459)	(1,648)
Balances, total net insurance contract liability, end of year	$20,108	$20,097